CONSOLIDATED STATEMENTS OF INCOME (USD $) In Thousands, except Per Share data, unless otherwise specified	3 Months Ended		12 Months Ended
	Mar. 31, 2014	Mar. 31, 2013	Dec. 31, 2013	Dec. 31, 2012
Interest and dividend income:
Loans, including fees	$ 4,063	$ 4,125	$ 16,347	$ 16,082
Debt securities:
Taxable	421	384	1,574	1,762
Tax-exempt	195	191	762	728
Dividends	33	34	174	165
Interest earning time deposits	2	6	19	24
Federal funds sold and interest earning deposits	1	1	7	4
Total interest income	4,715	4,741	18,883	18,765
Interest expense:
Interest on deposits	529	659	2,478	2,896
Interest on short-term borrowings	19	8	60	26
Interest on long-term borrowings	147	229	726	986
Total interest expense	695	896	3,264	3,908
Net interest income	4,020	3,845	15,619	14,857
Provision for loan losses	245	324	1,032	825
Net interest income after provision for loan losses	3,775	3,521	14,587	14,032
Noninterest income:
Service charges on deposit accounts	279	255	1,175	1,112
Earnings and gain on bank owned life insurance	60	61	224	309
Loan servicing fees	54	44	146	211
Net gains on sales and redemptions of investment securities	2	39	365	375
Net gains on sales of loans and foreclosed real estate	3	29	470	61
Debit card interchange fees	114	106	469	426
Other charges, commissions & fees	314	142	567	569
Total noninterest income	826	676	3,416	3,063
Noninterest expense:
Salaries and employee benefits	2,197	1,910	8,081	7,496
Building occupancy	407	365	1,476	1,427
Data processing	364	368	1,444	1,437
Professional and other services	175	159	659	654
Amortization of intangible assets	3		1
Advertising	133	116	537	453
FDIC assessments	95	84	415	311
Audits and exams	64	61	219	248
Other expenses	468	442	1,919	1,492
Total noninterest expenses	3,906	3,505	14,751	13,518
Income before income taxes	695	692	3,252	3,577
Provision for income taxes	176	187	847	929
Net income attributable to noncontrolling interest and Pathfinder Bancorp, Inc.	519	505	2,405	2,648
Net income attributable to noncontrolling interest	30		(1)
Net income attributable to Pathfinder Bancorp Inc.	489		2,406	2,648
Preferred stock dividends				449
Net income available to common shareholders	$ 489	$ 505	$ 2,406	$ 2,199
Earnings per common share - basic (in dollars per share)	$ 0.19	$ 0.20	$ 0.96	$ 0.88
Earnings per common share - diluted (in dollars per share)	$ 0.19	$ 0.20	$ 0.95	$ 0.87
Dividends per common share (in dollars per share)	$ 0.03	$ 0.03	$ 0.12	$ 0.12